Commitments and Contingencies - Operating Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Morrisville Lease [Member]	Jan. 31, 2011 Morrisville Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Deferred rent	$ 1.1	$ 0.5
Lease incentive obligation					0.2
Total remaining lease payments				8.0
Rent expense	$ 1.7	$ 1.1	$ 1.4